Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Depreciation expense	$ 56,435	$ 11,284
Vaporin Inc [Member]
Depreciation expense	$ 9,183	$ 680